Income Per Share - Basis for Income Per Share Computations (Detail) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended					12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Dec. 31, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Income from continuing operations						$ 66,508	$ 74,432	$ 104,734
Less: Net loss attributable to noncontrolling interest	$ (24)					(24)
Income from continuing operations attributable to Belden stockholders						66,532	74,432	104,734
Income (loss) from discontinued operations, net of tax, attributable to Belden stockholders		$ (242)		$ 579		(242)	579	(1,421)
Loss from disposal of discontinued operations, net of tax, attributable to Belden stockholders			$ (86)		$ (562)	(86)	(562)
Net income attributable to Belden stockholders						$ 66,204	$ 74,449	$ 103,313
Weighted average shares outstanding, basic						42,390	43,273	43,871
Effect of dilutive common stock equivalents						563	724	866
Weighted average shares outstanding, diluted						42,953	43,997	44,737